Stockholders' Deficit (Details 3) - Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options/Warrant, Outstanding	46,193,779	15,541,666	10,750,000
Warrants, Granted	57,197,956	30,652,113	4,791,666
Warrants, Exercised	50,000
Warrants, Forfeited/Cancelled
Options/Warrant, Outstanding	103,341,735	46,193,779	15,541,666
Warrants, Exercisable	103,341,735	46,193,779
Weighted Average Exercise Price, Outstanding	$ 0.24	$ 0.36	$ 0.35
Weighted Average Exercise Price, Granted	0.27	0.20	0.40
Weighted Average Exercise Price, Exercised	0.40
Weighted Average Exercise Price, Forfeited/Cancelled
Weighted Average Exercise Price, Outstanding	0.26	0.24	$ 0.36
Weighted Average Exercise Price, Exercisable	$ 0.26	$ 0.25